SCHEDULE OF TAXES PAYABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Taxes Payables
VAT	$ 774	$ 281
Income tax		7
Other	53	27
Total	$ 827	$ 315